Segment Reporting Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Geographical Information

7. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Sight Science is consolidated as part of NovaVision from January 4, 2012, the date of the completion of the acquisition. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
Vycor Medical	$138,239	$82,239	$460,020	$182,081
NovaVision	127,147	60,092	237,967	105,372
Total Revenue	$265,386	$142,331	$697,987	$287,453
Gross Profit:
Vycor Medical	$118,206	$60,890	$378,795	$153,615
NovaVision	106,932	46,249	199,523	76,273
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
Vycor Medical	$1,023,111	$2,068,084
NovaVision	1,702,135	1,503,556
Total Assets	$2,725,246	$3,571,640

(b) Geographic information

The Company operates in two geographic segments, the United States and Europe. Sight Science is consolidated as part of Europe from January 4, 2012, the date of the completion of the acquisition. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
United States	$205,602	$105,193	$567,850	$209,202
Europe	59,784	37,138	130,137	78,251
Total Revenue	$265,386	$142,331	$697,987	$287,453

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gross Profit:
United States	$172,994	$79,766	$463,764	$173,658
Europe	52,144	27,373	114,554	56,230
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
United States	$2,636,109	$3,470,993
Europe	89,137	100,647
Total Assets	$2,725,246	$3,571,640

5. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2011	2010 (restated)
Revenue:
Vycor Medical	$548,463	$307,582
NovaVision	422,904	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
Vycor Medical	439,422	259,975
NovaVision	355,687	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:
Vycor Medical	2,068,084	1,085,680
NovaVision	1,503,556	1,068,014
Total Assets	$3,571,640	$2,153,694

(b) Geographic information. The Company operates in two geographic segments, the United States and Germany. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2011	2010 (restated)

Revenue:
United States	$740,967	$307,582
Germany	230,400	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
United States	607,702	259,975
Germany	187,407	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:

	December 31,
	2011	2010 (restated)
United States	3,470,993	2,084,029
Germany	100,647	69,665
Total Assets	$3,571,640	$2,153,694